Other financial liabilities - Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Financial Liabilities [Abstract]
Cash outflow of leases	€ 715	€ 789	€ 946
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	2,856	3,049	5,108
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	690	594	766
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	933	981	1,254
Between 3 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	534	637	875
Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 699	€ 837	€ 2,213